Fair Value Measures and Disclosures (Tables)	3 Months Ended
Mar. 31, 2024
Fair Value Disclosures [Abstract]
Fair Value, Liabilities Measured on Recurring Basis
As of March 31, 2024, the fair value of the major classes of the Company's assets and liabilities measured at fair value on a recurring basis were as follows:

	Level 1	Level 2	Level 3	Investments Measured at Net Asset Value	Total
	(in thousands)
Assets:
Available for sale securities (short-term) (a)	$1,955	$—	$—	$—	$1,955
Available for sale investments (long-term) (b)	—	—	—	51,164	51,164
Derivative instruments (c)	—	8,225	—	—	8,225
Total assets	$1,955	$8,225	$—	$51,164	$61,344

Liabilities:
Derivative instruments (c)	—	270	—	—	270
Total liabilities	$—	$270	$—	$—	$270

As of December 31, 2023, the fair value of the major classes of the Company's assets and liabilities measured at fair value on a recurring basis were as follows:

	Level 1	Level 2	Level 3	Investments Measured at Net Asset Value	Total
	(in thousands)
Assets:
Available for sale securities (short-term) (a)	$1,954	$—	$—	$—	$1,954
Available for sale investments (long-term) (b)	—	—	—	46,804	46,804
Total assets	$1,954	$—	$—	$46,804	$48,758

Liabilities:
Derivative instruments (c)	—	2,411	—	—	2,411
Total liabilities	$—	$2,411	$—	$—	$2,411

(a) Represents the fair value of investments in highly liquid investments with maturities of greater than three months and a minimum "A-" rated fixed term deposits and are based on quoted market prices.

(b) To determine the classification of its interests in long-term investments, the Company considered the nature of its investment, the extent of influence over operating and financial decisions and the availability of readily determinable fair values. The Company determined that the interests in funds meet the definition of equity securities without readily determinable fair values, which qualify for the Net Asset Value (NAV) practical expedient in ASC 820 'Fair value measurements'. Any increases or decreases in fair value are recognized in net income in the period.
(c) Represents the fair value of the interest rate caps and the interest rate swap.
Fair Value, Assets Measured on Recurring Basis
As of March 31, 2024, the fair value of the major classes of the Company's assets and liabilities measured at fair value on a recurring basis were as follows:

	Level 1	Level 2	Level 3	Investments Measured at Net Asset Value	Total
	(in thousands)
Assets:
Available for sale securities (short-term) (a)	$1,955	$—	$—	$—	$1,955
Available for sale investments (long-term) (b)	—	—	—	51,164	51,164
Derivative instruments (c)	—	8,225	—	—	8,225
Total assets	$1,955	$8,225	$—	$51,164	$61,344

Liabilities:
Derivative instruments (c)	—	270	—	—	270
Total liabilities	$—	$270	$—	$—	$270

As of December 31, 2023, the fair value of the major classes of the Company's assets and liabilities measured at fair value on a recurring basis were as follows:

	Level 1	Level 2	Level 3	Investments Measured at Net Asset Value	Total
	(in thousands)
Assets:
Available for sale securities (short-term) (a)	$1,954	$—	$—	$—	$1,954
Available for sale investments (long-term) (b)	—	—	—	46,804	46,804
Total assets	$1,954	$—	$—	$46,804	$48,758

Liabilities:
Derivative instruments (c)	—	2,411	—	—	2,411
Total liabilities	$—	$2,411	$—	$—	$2,411

(a) Represents the fair value of investments in highly liquid investments with maturities of greater than three months and a minimum "A-" rated fixed term deposits and are based on quoted market prices.

(b) To determine the classification of its interests in long-term investments, the Company considered the nature of its investment, the extent of influence over operating and financial decisions and the availability of readily determinable fair values. The Company determined that the interests in funds meet the definition of equity securities without readily determinable fair values, which qualify for the Net Asset Value (NAV) practical expedient in ASC 820 'Fair value measurements'. Any increases or decreases in fair value are recognized in net income in the period.
(c) Represents the fair value of the interest rate caps and the interest rate swap.